OTHER FINANCIAL ITEMS, NET	12 Months Ended
Dec. 31, 2022
Other Income and Expenses [Abstract]
OTHER FINANCIAL ITEMS, NET	OTHER FINANCIAL ITEMS, NET

Other financial items comprise the following items:

	Year ended December 31,
(in thousands of $)	2022	2021	2020
Net payments on non-designated derivatives relating to interest rate swaps	(341)	(6,707)	(4,575)
Net payments on non-designated derivatives relating to cross currency swaps	(7)	(8)	(6)
Net payments on non-designated derivatives relating to combined cross currency and interest rate swaps	—	—	(152)
Net payments relating to the settlement of interest rate swaps following the refinancing of debt	—	—	(4,539)
Total net cash movement on non-designated derivatives and swap settlements	(348)	(6,715)	(9,272)
Net (decrease)/increase in mark-to-market valuation of non-designated derivatives relating to interest rate swaps	17,202	11,607	(15,314)
Net (decrease)/increase in mark-to-market valuation of non-designated derivatives relating to cross currency swaps	(60)	(16)	5
Net (decrease)/increase in mark-to-market valuation of non-designated derivatives relating to combined cross currency and interest rate swaps	—	—	(5,124)
Total net movement in fair value of non-designated derivatives	17,142	11,591	(20,433)
Allowance for expected credit losses	522	722	(1,771)
Other items	(1,788)	1,085	5,531
Total other financial items, net	15,528	6,683	(25,945)

The net movement in the fair values of non-designated derivatives and net cash payments thereon relate to non-designated, terminated or de-designated interest rate swaps, cross currency interest rate swaps and cross currency swaps. Changes in the fair values of the effective portion of interest rate swaps that are designated as cash flow hedges are reported under "Other comprehensive income".

The above net movement in the valuation of non-designated derivatives in the year ended December 31, 2022, includes $0.0 million (2021: $0.0 million; 2020: $1.1 million) reclassified from "Other comprehensive income", as a result of certain interest rate swaps relating to loan facilities no longer being designated as cash flow hedges.

In the year ended December 31, 2021, other items included an equity distribution of $2.6 million from the Norwegian Shipowners’ Mutual War Risks Insurance Association ("DNK"). The total equity distribution paid by DNK to its members was made in proportion to premiums paid over a 10-year period.

Following the adoption of ASU 2016-13 "Financial Instruments - Credit Losses" from January 2020, the Company now recognizes, among other things, a measurement of expected credit losses for financial assets held at the reporting date which are within the scope of the ASU, based on historical experience, current conditions and reasonable supportable forecasts. During the year ended December 31, 2020, the Company recorded a credit loss provision of $1.8 million in the Consolidated Statement of Operations, with a corresponding allowance for credit loss amount reported as a reduction in the related balance sheet amount of Trade receivables, Other receivables, Related party receivables, Other long term assets and Investments in sales-type leases, direct financing leases and leaseback assets. During the year ended December 31, 2022, the Company recorded a decrease in the credit loss provision of $0.5 million (2021: $0.7 million). (See Note 28: Allowance for Expected Credit Losses).

In February 2016, the offshore support vessel Sea Bear, then chartered to a subsidiary of Deep Sea Supply (“Deep Sea”) was sold and its lease canceled. An agreed termination fee was received in the form of a loan note from Deep Sea, receivable over the approximately six remaining years of the canceled lease. In June 2017, Deep Sea completed a merger with Solstad Offshore ASA and Farstad Shipping ASA, creating Solstad Farstad ASA. In October 2018, Solstad Farstad ASA changed its name to Solstad Offshore ASA ("Solstad"). On October 20, 2020, Solstad held an extraordinary general meeting to approve its proposed debt restructuring to partly compensate stakeholders for prior losses incurred in connection with their failure to meet obligations on certain loans and lease agreements. SFL received 4.4 million shares in Solstad and cash compensation of NOK10 million ($1.1 million) which is included in other items above. The shares were subsequently sold by the Company and a gain on the sale of shares of $2.6 million was recorded in the Statement of Operations in the year ended December 31, 2020.
Other items in the year ended December 31, 2022, include a net loss of $0.7 million arising from foreign currency translations (2021: loss of $0.4 million; 2020: gain of $5.6 million). Other items also include bank charges and fees relating to loan facilities.